Dividends - Summary of Dividends to Shareholders (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends [abstract]
Cash dividends to shareholders	£ 2,247	£ 3,467	£ 3,999
Dividends in specie to shareholders in Haleon plc shares (Note 41)	0	15,526	0
Dividends to shareholders	£ 2,247	£ 18,993	£ 3,999